Intangible Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Intangible Assets
16.	Intangible Assets

(1)	Intangible assets as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights	￦	4,843,955	(2,667,015)	—	2,176,940
Land usage rights		65,841	(50,091)	—	15,750
Industrial rights		166,082	(54,735)	—	111,347
Development costs		140,460	(134,828)	(1,529)	4,103
Facility usage rights		153,438	(116,987)	—	36,451
Customer relations		20,796	(16,761)	—	4,035
Club memberships(*1)		108,382	—	(34,768)	73,614
Other(*2)		3,911,749	(2,733,485)	(13,539)	1,164,725

	￦	9,410,703	(5,773,902)	(49,836)	3,586,965

(In millions of won)
	December 31, 2016
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights	￦	4,843,955	(2,263,127)	—	2,580,828
Land usage rights		65,148	(44,314)	—	20,834
Industrial rights		160,897	(39,697)	—	121,200
Development costs		141,727	(136,446)	(410)	4,871
Facility usage rights		151,906	(110,118)	—	41,788
Customer relations		19,742	(13,090)	—	6,652
Club memberships(*1)		113,161	—	(39,122)	74,039
Other(*2)		3,315,921	(2,386,992)	(2,787)	926,142

	￦	8,812,457	(4,993,784)	(42,319)	3,776,354

(*1)	Club memberships are classified as intangible assets with indefinite useful life and are not amortized.

(*2)	Other intangible assets primarily consist of computer software and usage rights to a research facility which the Group built and donated, and the Group is given rights-to-use for a definite number of years in turn.

(2)	Details of the changes in intangible assets for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017
	Beginning balance		Acquisition	Disposal	Transfer (*1)	Amortization	Impair- ment (*2)	Business combina- tion(*3)	Others	Ending balance
Frequency usage rights	￦	2,580,828	—	—	—	(403,888)	—	—	—	2,176,940
Land usage rights		20,834	3,689	(972)	200	(8,001)	—	—	—	15,750
Industrial rights		121,200	2,677	(28)	(5,635)	(6,870)	—	4	(1)	111,347
Development costs		4,871	3,813	(9)	(793)	(2,660)	(1,119)	—	—	4,103
Facility usage rights		41,788	2,805	(36)	129	(8,235)	—	—	—	36,451
Customer relations		6,652	1,054	—	—	(3,671)	—	—	—	4,035
Club memberships		74,039	5,023	(3,452)	122	—	(769)	—	(1,349)	73,614
Other		926,142	127,396	(19,698)	503,277	(369,546)	(16,605)	14,118	(359)	1,164,725

	￦	3,776,354	146,457	(24,195)	497,300	(802,871)	(18,493)	14,122	(1,709)	3,586,965

(*1)	Includes reclassification from advance payments and property and equipment.

(*2)	The Group recognized the difference between recoverable amount and the carrying amount of club memberships amounting to ￦18,493 million as impairment loss for the year ended December 31, 2017.

(*3)	Includes intangible assets acquired as a result of IRIVER LIMITED’s purchase and merge of S.M. LIFE DESIGN COMPANY INC. and SM mobile communications Co., Ltd. during the year ended December 31, 2017.

(In millions of won)
	2016
	Beginning balance		Acquisition	Disposal	Transfer (*2)	Amortiza -tion	Impair- ment(*3)	Business combina- tion	Ending balance
Frequency usage rights(*1)	￦	1,103,517	1,810,076	—	—	(332,765)	—	—	2,580,828
Land usage rights		26,576	5,338	(1,921)	—	(9,159)	—	—	20,834
Industrial rights		116,542	6,226	(148)	5,004	(6,424)	—	—	121,200
Development costs		7,472	1,404	—	338	(3,933)	(410)	—	4,871
Facility usage rights		48,019	2,181	(50)	231	(8,593)	—	—	41,788
Customer relations		7,175	499	—	—	(4,051)	—	3,029	6,652
Club memberships		91,507	7,983	(7,624)	—	—	(17,827)	—	74,039
Other		903,976	141,045	(20,306)	228,110	(323,397)	(3,286)	—	926,142

	￦	2,304,784	1,974,752	(30,049)	233,683	(688,322)	(21,523)	3,029	3,776,354

(*1)	During the year ended December 31, 2016, the Parent Company acquired the frequency right for bandwidth blocs in the 2.6 GHz band for ￦1,330,100 million at the spectrum auction held by the Ministry of Science, ICT and Future Planning (MSIP) of Korea and made the initial payment in accordance with the terms of the agreement in August 2016. The remaining consideration will be paid on an annual installment basis for 10 years from August 2016. In addition, the Parent Company extended frequency usage rights for 2.1 GHz band for ￦568,500 million with the initial payment made to MSIP during the year ended December 31, 2016. The remaining consideration will be paid on an annual installment basis for 5 years from December 2016.

(*2)	Includes reclassification from advance payments and property and equipment.

(*3)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets, amounting to ￦21,523 million as impairment loss for the year ended December 31, 2016.

(3)	Research and development expenditures recognized as expense for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017		2016	2015
Research and development costs expensed as incurred	￦	395,276	344,787	315,790

(4)	The carrying amount and residual useful lives of frequency usage rights as of December 31, 2017 are as follows, all of which are amortized on a straight-line basis:

(In millions of won)
	Amount		Description	Commencement of amortization	Completion of amortization
800MHz license	￦	141,904	Frequency usage rights relating to CDMA and LTE service	Jul. 2011	Jun. 2021
1.8GHz license		502,480	Frequency usage rights relating to LTE service	Sept. 2013	Dec. 2021
WiBro license		2,957	WiBro service	Mar. 2012	Mar. 2019
2.6GHz license		1,092,770	Frequency usage rights relating to LTE service	Sept. 2016	Dec. 2026
2.1GHz license		436,829	Frequency usage rights relating to W-CDMA and LTE service	Dec. 2016	Dec. 2021

	￦	2,176,940